Derivative Instruments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments (Details) [Line Items]
Warrants outstanding fair value			$ 1,700,000
Warrant issued		one
Purchase of shares (in Shares)		319,411
Preferred Stock, Convertible, Conversion Price, Decrease (in Dollars per share)		$ 8.5
Warrant term		5 years
Proceeds from Warrant Exercises	$ 2,700,000	$ 2,715,000
Embedded derivative liability on convertible notes			$ 6,400,000
Private Placement Warrants [Member]
Derivative Instruments (Details) [Line Items]
Warrant exercise price (in Dollars per share)		$ 18
Warrants, description		●in whole and not in part; ●at a price of $0.01 per Warrant; ●upon not less than 30 days’ prior written notice of redemption to each Warrant holder; and ●if, and only if, the last reported sale price of Common Stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).
Public Warrants and Private Placement Warrants [Member]
Derivative Instruments (Details) [Line Items]
Warrant exercise price (in Dollars per share)		$ 10
Warrants, description		1.in whole and not in part; 1.at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Common Stock; 1.if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like); and 1.if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants, as described above.
Common Stock Public Warrants [Member]
Derivative Instruments (Details) [Line Items]
Number of warrants issued (in Shares)		18,480,973
Warrants outstanding fair value		$ 7,400,000
Exercise price of warrants or rights (in Dollars per share)		$ 11.5
Private Placement Warrants [Member]
Derivative Instruments (Details) [Line Items]
Number of warrants issued (in Shares)		352,325
Warrants outstanding fair value		$ 140,225